Deferred income (Details Narrative)	12 Months Ended
Dec. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
[custom:SharePrice1]	$ 1.00
U S D [Member]
IfrsStatementLineItems [Line Items]
[custom:SharePrice1]	$ 0.18